Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following:
	As of June 30,
	2024	2023
	USD	USD

Professional fees payable	1,612,224	-
Other taxes payable	851,836	154,482
Accrued payroll and employee benefits	139,611	116,694
Deposits	7,457	365,722
Others	52,651	24,139
Total accrued expenses and other current liabilities	2,663,779	661,037